Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Expenses by Cost of Sales
Breakdown of expenses by nature for the years ended 31 December 2019, 2018 and 2017 is as follows:
Cost of revenue:

	2019	2018	2017
Depreciation and amortization (*)	(5,046,565)	(4,287,974)	(2,596,980)
Cost of goods sold	(2,278,283)	(1,284,180)	(965,054)
Treasury share	(2,191,427)	(1,884,556)	(1,669,807)
Interconnection and termination expenses	(1,909,614)	(1,763,414)	(1,607,079)
Employee benefit expenses	(1,501,617)	(1,193,953)	(1,041,755)
Frequency expenses	(802,950)	(622,390)	(278,727)
Radio expenses	(734,583)	(508,884)	(844,941)
Transmission expenses	(335,980)	(326,080)	(218,221)
Universal service fund	(297,053)	(256,454)	(221,431)
Cost of revenue from financial services (**)	(240,297)	(378,477)	(283,000)
Roaming expenses	(238,147)	(226,806)	(177,258)
Billing and archiving expenses	(48,970)	(50,929)	(55,185)
Others	(1,457,994)	(1,361,896)	(1,390,736)

	(17,083,480)	(14,145,993)	(11,350,174)

(*)
As at 31 December 2019, depreciation and amortization expenses include depreciation and amortization expenses related to the financial services amounting to TL 26,478 (31 December 2018: TL 16,321; 31 December 2017: TL 8,828).

(**)
As at 31 December 2019, cost of revenue from financial services includes employee benefit expenses related to the financial services amounting to TL 11,358 (31 December 2018: TL 8,532; 31 December 2017: TL 4,789).

Summary of Expenses by Nature Selling and Marketing Expenses
Selling and marketing expenses:

	2019	2018	2017
Marketing expenses	(554,538)	(551,127)	(532,989)
Employee benefit expenses	(551,801)	(440,976)	(394,421)
Selling expenses	(349,269)	(555,158)	(898,936)
Frequency usage fees related to prepaid subscribers (**)	—	—	(82,994)
Others	(99,581)	(79,453)	(96,080)

	(1,555,189)	(1,626,714)	(2,005,420)

(**)	Starting from 1 January 2018, frequency usage fees related to prepaid subscribers are shown under net impairment losses on financial and contract assets according to IFRS 9.

Summary of Expenses by Nature Administrative Expenses
Administrative expenses:

	2019	2018	2017
Employee benefit expenses	(483,419)	(425,681)	(346,151)
Collection expenses	(57,097)	(37,525)	(20,415)
Consultancy expenses	(51,308)	(38,252)	(50,247)
Travel and entertainment expenses	(34,644)	(38,406)	(30,957)
Maintenance and repair expenses	(26,610)	(26,867)	(24,342)
Rent expenses	—	—	(36,280)
Net impairment expense recognized on receivables	—	—	(36,278)
Other	(126,677)	(106,639)	(100,526)

	(779,755)	(673,370)	(645,196)

Summary of Net Impairment Losses on Financial and Contract Assets	Net impairment losses on financial and contract assets:

	2019	2018	2017
Net impairment losses on financial and contract assets	(338,857)	(346,390)	—

	(338,857)	(346,390)	—